Convertible Notes and Warrant Liability (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 11, 2023	Jan. 05, 2023	Nov. 04, 2022	Nov. 03, 2022	Feb. 21, 2023	Jan. 27, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Mar. 31, 2023
Debt Instrument [Line Items]
Proceeds from convertible debt						$ 9,000	$ 9,000		$ 9,000
Net proceeds			$ 9,000				9,000
Proceeds from public oppering							$ 12,020	$ 8,882
Series B Warrants [Member]
Debt Instrument [Line Items]
Warrants outstanding										6,250,500
Warrant Liability [Member] | Public Offering [Member]
Debt Instrument [Line Items]
Public offering consummated					8,334,000
Public offering price					$ 1.56
Proceeds from public oppering					$ 13,000
Warrant Liability [Member] | Purchas Agreement [Member]
Debt Instrument [Line Items]
Warrants issued		537,560
Warrant Liability [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Warrants issued				231,312
Warrant Liability [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Warrants issued						942,034
Warrant Liability [Member] | Class A Ordinary Shares [Member]
Debt Instrument [Line Items]
Warrant exercise price							$ 15
Warrant Liability [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Warrants issued							5,417,100
Warrant Liability [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Warrants issued							6,250,500
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount			10,000	$ 10,000
Proceeds from convertible debt			$ 9,000	$ 9,000
Interest rate	10.00%		10.00%	10.00%
Conversion price			$ 15	$ 15
Obligation payment	$ 3,300
Interest payable							$ 40
Warrant exercise price				$ 15
Warrants issued				231,312